Stock-Based Compensation - Summary of Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at beginning of year, Units		0	0
Outstanding at end of year, Units		0	0
Enova LTIP | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted, Units	1,425,196
Outstanding at end of year, Units	1,425,196
Options granted, Weighted Average Exercise Price	$ 23.04
Outstanding at end of year, Weighted Average Exercise Price	$ 23.04